Fair Value Measurement (Tables)	9 Months Ended
Sep. 30, 2018
Fair Value Measurement [Abstract]
Schedule of financial assets and liabilities measured at fair value on a recurring basis
	Fair value measurements
	September 30, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Government and corporate debentures	$-	$10,756	$-	$10,756
Convertible debentures	-	1,163	-	1,163
Dividend preference derivative in TSG (1)	-	-	2,400	2,400
Total financial assets	$-	$11,919	$2,400	$14,319

Liabilities:
Redeemable non-controlling interests (2)	$-	$-	$59,429	$59,429
Contingent consideration (2)	-	-	10,724	10,724
Total financial liabilities	$-	$-	$70,153	$70,153

	Fair value measurements
	December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets:
Government and corporate debentures	$-	$12,929	$-	$12,929
Convertible debentures	-	1,209	-	1,209
Dividend preference derivative in TSG (1)	-	-	2,400	2,400
Total financial assets	$-	$14,138	$2,400	$16,538

Liabilities:
Redeemable non-controlling interests (2)	$-	$-	$52,876	$52,876
Contingent consideration (2)	-	-	6,345	6,345
Total financial liabilities	$-	$-	$59,221	$59,221

(1)	The fair value of dividend preference derivative in TSG was estimated using the Monte-Carlo simulation technique.
(2)	The fair value of redeemable non-controlling interests and contingent consideration was determined based on the present value of the future expected cash flow.

Schedule of reconciliation of liability to redeemable non-controlling interests

	2018	2017
Carrying amount as of January 1st	$52,876	$46,484
Net income attributable to redeemable non-controlling interests	4,702	2,104
Adjustments in redeemable non-controlling interests to fair value	1,985	5,765
Increase in redeemable non-controlling interest as part of acquisitions	6,662	-
Redeemable non-controlling interests classification to non-controlling due to change in terms and expiration of put options	(2,183)	-
Exercise of put option by redeemable non-controlling interests	(142)	-
Dividend to redeemable non-controlling interests	(2,404)	(3,236)
Foreign currency translation adjustments	(2,067)	3,969

Carrying amount as of September 30	$59,429	$55,086

	2018	2017
Carrying amount as of July 1st	$58,062	$56,378
Net income attributable to redeemable non-controlling interests	1,591	928
Adjustments in redeemable non-controlling interests to fair value	596	351
Increase in redeemable non-controlling interest as part of acquisitions	1,042	-
Redeemable non-controlling interests classification to non-controlling due to change in terms	(1,187)	-
Exercise of put option by redeemable non-controlling interests	-	-
Dividend to redeemable non-controlling interests	(677)	(2,088)
Foreign currency translation adjustments	2	(483)

Carrying amount as of September 30	$59,429	$55,086

January 1, 2017	$46,484
Net income attributable to redeemable non-controlling interests	3,671
Share-based compensation attributable to redeemable non-controlling Interests	52
Change in redeemable non-controlling interests to fair value	4,872
Redeemable non-controlling interests classification to non-controlling Interests due to expiration of put options	(2,440)
Dividend in redeemable non-controlling interests	(3,928)
Foreign currency translation adjustments	4,165

December 31, 2017	$52,876